PROPERTY, PLANT, AND EQUIPMENT, NET - Schedule of Property, Plant, and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,131,862	$ 2,112,986
Less accumulated depreciation	277,779	259,315
Property, plant and equipment, net	1,854,083	1,853,671
Gathering and processing systems and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,040,517	2,026,363
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	44,464	39,954
Land and line fill
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	11,442	11,442
Other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 35,439	$ 35,227